Organization and Principal Activities (Details)				12 Months Ended
	May 20, 2024 USD ($) $ / shares shares	Dec. 28, 2023 CNY (¥)	Dec. 28, 2023 USD ($)	Sep. 30, 2023 USD ($) $ / shares shares	Jun. 06, 2024 USD ($) $ / shares shares	Mar. 31, 2024 CNY (¥) shares	Mar. 31, 2024 $ / shares	Dec. 07, 2023 shares	Nov. 02, 2023 shares	Sep. 29, 2023	Sep. 18, 2023 $ / shares shares
Organization and Principal Activities [Line Items]
Total consideration (in Dollars)		¥ 1,299,654	$ 180,000
Interest rate percentage		3.00%	3.00%			3.00%
Notes payable (in Yuan Renminbi) | ¥						¥ 6,211
Common stock, par value (in Dollars per share) | $ / shares	$ 0.0000001				$ 0.0000001
Accrued interest (in Dollars) | $					$ 27,342,000
Ordinary share unissued											1
Unissued common stock, par value (in Dollars per share) | $ / shares											$ 0.0000001
Authorized share capital (in Dollars) | $	$ 1,000,000			$ 450,000
Preferred stock, par value (in Dollars per share) | $ / shares	$ 0.0000001
Shares issued	10,000,000,000,000
Designated common stock	8,500,000,000,000
Designated preferred shares	500,000,000,000
Alpha Mind [Member]
Organization and Principal Activities [Line Items]
Acquisition of issued and outstanding shares		100.00%	100.00%			100.00%
Lianlian Holdings Inc. [Member]
Organization and Principal Activities [Line Items]
Acquisition of issued and outstanding shares										95.00%
Minimum [Member]
Organization and Principal Activities [Line Items]
Authorized share capital (in Dollars) | $				450,000
Maximum [Member]
Organization and Principal Activities [Line Items]
Authorized share capital (in Dollars) | $				1,000,000
Capital Units [Member]
Organization and Principal Activities [Line Items]
Authorized share capital (in Dollars) | $				$ 1,000,000
Ads [Member]
Organization and Principal Activities [Line Items]
Ordinary share issued											100
Common stock, par value (in Dollars per share) | $ / shares											$ 0.00001
MMTEC, Inc [Member]
Organization and Principal Activities [Line Items]
Issued Notes (in Dollars) | $			$ 153,000
Burgeon Capital, Inc [Member]
Organization and Principal Activities [Line Items]
Issued Notes (in Dollars) | $			$ 27,000
Director [Member]
Organization and Principal Activities [Line Items]
Preferred stock, share issued				500,000,000,000
Preferred stock, par value (in Dollars per share) | $ / shares				$ 0.0000001
Class A ordinary shares [Member]
Organization and Principal Activities [Line Items]
Ordinary share issued				2,587,892,046,400	58,590,000,000,000	2,587,892,046,400
Common stock, par value (in Dollars per share) | $ / shares	$ 0.0000001			$ 0.0000001	$ 0.0000001		$ 0.0000001
Common stock ,shares authorized				8,500,000,000,000		8,500,000,000,000
Unissued ordinary shares	411,000,000,000,000
unissued ordinary shares par value (in Dollars per share) | $ / shares	$ 0.0000001
Class A ordinary shares [Member] | Capital Units [Member]
Organization and Principal Activities [Line Items]
Common stock ,shares authorized				8,500,000,000,000
Class A ordinary shares [Member] | Ads [Member]
Organization and Principal Activities [Line Items]
Ordinary share issued									150
Ordinary share unissued									15,000
Class A ordinary shares [Member] | Ads [Member] | Minimum [Member]
Organization and Principal Activities [Line Items]
Number of share ratio								15,000
Class A ordinary shares [Member] | Ads [Member] | Maximum [Member]
Organization and Principal Activities [Line Items]
Number of share ratio								(600,000)
Class A ordinary shares [Member] | Director [Member]
Organization and Principal Activities [Line Items]
Common stock ,shares authorized				3,750,000,000,000
Class B ordinary shares [Member]
Organization and Principal Activities [Line Items]
Ordinary share issued				250,000,000,000		250,000,000,000
Common stock, par value (in Dollars per share) | $ / shares	$ 0.0000100			$ 0.0000001			$ 0.0000001
Common stock ,shares authorized				1,000,000,000,000		1,000,000,000,000
Designated common stock	1,000,000,000,000
Unissued ordinary shares	59,000,000,000,000
unissued ordinary shares par value (in Dollars per share) | $ / shares	$ 0.0000001
Class B ordinary shares [Member] | Capital Units [Member]
Organization and Principal Activities [Line Items]
Common stock ,shares authorized				1,000,000,000,000
Class B ordinary shares [Member] | Director [Member]
Organization and Principal Activities [Line Items]
Common stock ,shares authorized				250,000,000,000
Preferred shares [Member]
Organization and Principal Activities [Line Items]
Preferred stock, share issued				500,000,000,000
Preferred stock, par value (in Dollars per share) | $ / shares				$ 0.0000001
New Authorized Share Capital [Member]
Organization and Principal Activities [Line Items]
Common stock, par value (in Dollars per share) | $ / shares	$ 0.0000001
Authorized share capital (in Dollars) | $	$ 48,000,000
Preferred stock, par value (in Dollars per share) | $ / shares	$ 0.0000001
Shares issued	480,000,000,000,000
Designated preferred shares	500,000,000,000
New Authorized Share Capital [Member] | Class A ordinary shares [Member]
Organization and Principal Activities [Line Items]
Common stock, par value (in Dollars per share) | $ / shares	$ 0.0000001
Designated common stock	419,500,000,000,000
New Authorized Share Capital [Member] | Class B ordinary shares [Member]
Organization and Principal Activities [Line Items]
Common stock, par value (in Dollars per share) | $ / shares	$ 0.0000001
Designated common stock	60,000,000,000,000